UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 2.4%

Boeing Co. (The), 5.805%, 5/1/50(1)	6,446	$6,446,000

Boeing Co. (The), 5.93%, 5/1/60(1)	6,446	6,446,000

Bombardier, Inc., 6.00%, 10/15/22(2)	15,500	11,721,875

Bombardier, Inc., 6.125%, 1/15/23(2)	5,025	3,619,005

Bombardier, Inc., 7.875%, 4/15/27(2)	8,393	5,487,344

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(2)	3,857	2,661,330

Moog, Inc., 4.25%, 12/15/27(2)	7,223	6,816,706

Science Applications International Corp., 4.875%, 4/1/28(2)	2,741	2,697,172

Spirit AeroSystems, Inc., 7.50%, 4/15/25(2)	14,026	13,885,740

TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	4,340,292

TransDigm, Inc., 5.50%, 11/15/27(2)	15,419	13,100,753

TransDigm, Inc., 6.25%, 3/15/26(2)	16,947	16,666,527

TransDigm, Inc., 6.50%, 7/15/24	10,766	10,001,076

TransDigm, Inc., 6.50%, 5/15/25	7,070	6,364,414

TransDigm, Inc., 7.50%, 3/15/27	7,253	6,636,132

		$116,890,366

Air Transportation — 0.4%

Delta Air Lines, Inc., 7.00%, 5/1/25(2)	8,234	$8,447,818

Southwest Airlines Co., 4.75%, 5/4/23(1)	4,942	4,910,809

Southwest Airlines Co., 5.25%, 5/4/25(1)	4,117	4,105,449

		$17,464,076

Automotive & Auto Parts — 3.1%

Ford Motor Co., 8.50%, 4/21/23	19,419	$19,297,631

Ford Motor Co., 9.00%, 4/22/25	23,301	22,776,727

Ford Motor Co., 9.625%, 4/22/30	9,753	9,606,705

Ford Motor Credit Co., LLC, 2.645%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)	1,590	1,405,536

Ford Motor Credit Co., LLC, 2.927%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)	2,470	2,088,093

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	408	373,320

Ford Motor Credit Co., LLC, 3.087%, 1/9/23	3,749	3,369,414

Ford Motor Credit Co., LLC, 3.20%, 1/15/21	880	854,700

Ford Motor Credit Co., LLC, 3.336%, 3/18/21	4,695	4,530,581

Ford Motor Credit Co., LLC, 3.339%, 3/28/22	3,932	3,657,193

Ford Motor Credit Co., LLC, 3.815%, 11/2/27	4,522	3,578,033

Ford Motor Credit Co., LLC, 4.25%, 9/20/22	3,814	3,543,397

Ford Motor Credit Co., LLC, 4.375%, 8/6/23	2,493	2,281,095

Ford Motor Credit Co., LLC, 5.584%, 3/18/24	1,976	1,872,260

Ford Motor Credit Co., LLC, 5.596%, 1/7/22	2,448	2,399,040

Navistar International Corp., 6.625%, 11/1/25(2)	11,495	9,919,035

Security		Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Navistar International Corp., 9.50%, 5/1/25(2)		7,923	$8,338,957

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(4)	EUR	23,368	23,879,286

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(2)		8,013	8,073,098

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(2)		24,419	20,808,651

			$152,652,752

Banking & Thrifts — 0.5%

CIT Group, Inc., 6.125%, 3/9/28		4,300	$4,438,030

JPMorgan Chase & Co., 4.60% to 2/1/25(5)(6)		12,584	11,303,578

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(6)		9,210	9,894,073

			$25,635,681

Broadcasting — 2.7%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(2)		19,767	$15,115,825

iHeartCommunications, Inc., 6.375%, 5/1/26		670	636,383

iHeartCommunications, Inc., 8.375%, 5/1/27		10,370	8,707,005

Netflix, Inc., 3.625%, 6/15/30(4)	EUR	5,000	5,548,445

Netflix, Inc., 4.875%, 6/15/30(2)		9,681	10,412,400

Netflix, Inc., 5.375%, 11/15/29(2)		5,536	6,105,654

Netflix, Inc., 5.50%, 2/15/22		8,685	9,086,681

Netflix, Inc., 5.875%, 2/15/25		5,730	6,349,069

Netflix, Inc., 5.875%, 11/15/28		12,610	14,318,655

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(2)		9,776	9,381,538

Scripps Escrow, Inc., 5.875%, 7/15/27(2)		7,671	6,517,665

Sinclair Television Group, Inc., 5.50%, 3/1/30(2)		7,891	6,586,223

Sirius XM Radio, Inc., 4.625%, 7/15/24(2)		11,738	12,029,103

Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		11,487	11,801,744

TEGNA, Inc., 4.625%, 3/15/28(2)		4,545	4,094,818

TEGNA, Inc., 5.00%, 9/15/29(2)		7,398	6,636,653

			$133,327,861

Building Materials — 1.4%

Builders FirstSource, Inc., 5.00%, 3/1/30(2)		3,841	$3,314,015

Builders FirstSource, Inc., 6.75%, 6/1/27(2)		11,707	12,141,330

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(2)(7)		11,940	11,430,162

Hillman Group, Inc. (The), 6.375%, 7/15/22(2)		15,829	12,062,489

Masonite International Corp., 5.375%, 2/1/28(2)		4,214	4,033,430

Standard Industries, Inc., 4.75%, 1/15/28(2)		5,000	4,920,000

17	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Building Materials (continued)

Standard Industries, Inc., 5.50%, 2/15/23(2)	4,352	$4,341,120

Standard Industries, Inc., 6.00%, 10/15/25(2)	16,725	17,331,281

		$69,573,827

Cable & Satellite TV — 5.4%

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(2)	24,399	$24,635,670

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(2)	5,840	5,829,123

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	18,215	18,664,000

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(2)	13,405	13,815,696

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(2)	4,414	4,677,339

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	11,655	12,205,699

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)	20,085	20,765,881

CSC Holdings, LLC, 5.375%, 7/15/23(2)	4,030	4,096,294

CSC Holdings, LLC, 5.50%, 5/15/26(2)	14,955	15,565,164

CSC Holdings, LLC, 5.75%, 1/15/30(2)	25,203	26,282,634

CSC Holdings, LLC, 5.875%, 9/15/22	15,715	16,433,175

CSC Holdings, LLC, 6.50%, 2/1/29(2)	3,831	4,202,990

CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,543,573

CSC Holdings, LLC, 7.50%, 4/1/28(2)	4,369	4,826,598

CSC Holdings, LLC, 10.875%, 10/15/25(2)	17,461	18,956,535

DISH DBS Corp., 5.875%, 7/15/22	9,745	9,878,506

DISH DBS Corp., 5.875%, 11/15/24	1,805	1,745,507

DISH DBS Corp., 6.75%, 6/1/21	2,662	2,663,464

DISH DBS Corp., 7.75%, 7/1/26	5,180	5,126,387

UPC Holding B.V., 5.50%, 1/15/28(2)	3,370	3,280,527

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(2)	10,359	10,752,124

Ziggo B.V., 4.875%, 1/15/30(2)	6,012	5,976,529

Ziggo B.V., 5.50%, 1/15/27(2)	15,701	16,044,067

Ziggo Bond Co., B.V., 6.00%, 1/15/27(2)	3,310	3,345,748

		$263,313,230

Capital Goods — 0.5%

BWX Technologies, Inc., 5.375%, 7/15/26(2)	9,085	$9,342,560

Colfax Corp., 6.00%, 2/15/24(2)	3,378	3,446,235

Colfax Corp., 6.375%, 2/15/26(2)	5,532	5,722,024

Griffon Corp., 5.25%, 3/1/22	5,395	5,322,923

		$23,833,742

Security		Principal Amount* (000’s omitted)	Value

Chemicals — 1.4%

Compass Minerals International, Inc., 6.75%, 12/1/27(2)		12,676	$12,608,183

GCP Applied Technologies, Inc., 5.50%, 4/15/26(2)		2,925	2,836,080

Hexion, Inc., 7.875%, 7/15/27(2)		3,602	3,282,503

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)		11,898	11,268,596

PQ Corp., 6.75%, 11/15/22(2)		3,150	3,197,250

SPCM S.A., 4.875%, 9/15/25(2)		12,913	13,122,836

Valvoline, Inc., 4.25%, 2/15/30(2)		5,951	5,815,317

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)		3,051	2,124,259

W.R. Grace & Co., 5.125%, 10/1/21(2)		9,590	9,692,133

W.R. Grace & Co., 5.625%, 10/1/24(2)		2,500	2,524,500

			$66,471,657

Consumer Products — 0.8%

Energizer Holdings, Inc., 6.375%, 7/15/26(2)		6,602	$6,822,507

Energizer Holdings, Inc., 7.75%, 1/15/27(2)		4,703	5,014,103

Prestige Brands, Inc., 5.125%, 1/15/28(2)		2,706	2,754,031

Spectrum Brands, Inc., 5.00%, 10/1/29(2)		2,968	2,855,513

Spectrum Brands, Inc., 5.75%, 7/15/25		19,685	19,758,819

			$37,204,973

Containers — 1.9%

ARD Finance S.A., 5.00%, (5.00% Cash or 5.75% PIK), 6/30/27(4)(7)	EUR	25,080	$24,978,887

ARD Finance S.A., 6.50%, (6.50% Cash or 7.25% PIK), 6/30/27(2)(7)		2,002	1,867,566

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(2)		3,020	3,054,881

Berry Global, Inc., 6.00%, 10/15/22		5,065	5,100,708

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,596,678

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,385,093

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		7,650	7,728,030

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		11,925	12,025,170

Silgan Holdings, Inc., 2.25%, 6/1/28(4)	EUR	6,781	7,226,605

Silgan Holdings, Inc., 4.125%, 2/1/28(2)		2,000	1,977,500

Trivium Packaging Finance B.V., 5.50%, 8/15/26(2)		5,806	5,978,438

Trivium Packaging Finance B.V., 8.50%, 8/15/27(2)		12,399	13,014,610

			$92,934,166

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 2.0%

AG Issuer, LLC, 6.25%, 3/1/28(2)	8,454	$7,519,157

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)	5,395	5,071,300

DAE Funding, LLC, 4.50%, 8/1/22(2)	7,630	6,838,387

DAE Funding, LLC, 5.00%, 8/1/24(2)	12,725	11,341,156

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(2)	11,878	11,907,695

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	12,293	11,755,304

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,027	16,258,590

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	11,803	11,653,338

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,686,137

MSCI, Inc., 3.625%, 9/1/30(2)	3,903	3,970,132

MSCI, Inc., 5.75%, 8/15/25(2)	5,390	5,664,082

Navient Corp., 7.25%, 1/25/22	1,240	1,220,718

		$98,885,996

Diversified Media — 0.7%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(2)	9,276	$8,758,863

Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(2)	5,585	5,553,724

Terrier Media Buyer, Inc., 8.875%, 12/15/27(2)	27,015	22,456,219

		$36,768,806

Energy — 8.3%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	$5,420,490

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,593,689

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(2)	14,788	11,036,284

Antero Resources Corp., 5.375%, 11/1/21	8,635	7,762,217

Apache Corp., 3.25%, 4/15/22	2,546	2,293,200

Apache Corp., 3.625%, 2/1/21	783	743,988

Apache Corp., 4.25%, 1/15/30	7,428	5,738,556

Apache Corp., 4.375%, 10/15/28	4,260	3,392,005

Apache Corp., 4.75%, 4/15/43	1,263	865,840

Apache Corp., 5.25%, 2/1/42	1,052	725,564

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(2)	5,842	4,388,803

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(2)	13,763	8,080,257

Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)	4,933	2,402,864

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Buckeye Partners, L.P., 4.50%, 3/1/28(2)	6,934	$6,283,937

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)	4,745	1,457,190

Centennial Resource Production, LLC, 6.875%, 4/1/27(2)	14,801	4,526,146

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	7,659	8,196,100

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(2)	12,403	11,499,441

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,419,680

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	8,325,801

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(2)	7,748	5,085,012

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)	32,062	26,174,134

CVR Energy, Inc., 5.75%, 2/15/28(2)	9,657	8,225,446

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)	7,380	6,574,104

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)	9,840	8,606,556

Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,125,725

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	5,295	3,715,740

EnLink Midstream, LLC, 5.375%, 6/1/29	4,795	3,000,711

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(2)(8)	6,244	749,280

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	12,660	2,178,786

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	5,106	839,733

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	17,797	12,101,960

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(2)	15,194	7,970,772

Jagged Peak Energy, LLC, 5.875%, 5/1/26	3,605	3,085,700

Laredo Petroleum, Inc., 9.50%, 1/15/25	3,120	1,335,828

Laredo Petroleum, Inc., 10.125%, 1/15/28	4,701	1,944,475

Matador Resources Co., 5.875%, 9/15/26	15,245	7,564,569

MEG Energy Corp., 7.125%, 2/1/27(2)	7,782	5,418,217

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	14,235	4,869,793

Nabors Industries, Ltd., 7.25%, 1/15/26(2)	4,657	1,798,766

Nabors Industries, Ltd., 7.50%, 1/15/28(2)	5,019	2,038,969

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	35,848	24,062,970

NGPL PipeCo, LLC, 4.375%, 8/15/22(2)	2,440	2,449,394

Nine Energy Service, Inc., 8.75%, 11/1/23(2)	3,556	709,066

Occidental Petroleum Corp., 2.60%, 8/13/21	1,419	1,333,860

Occidental Petroleum Corp., 2.60%, 4/15/22	2,276	2,014,260

Occidental Petroleum Corp., 2.70%, 8/15/22	2,641	2,310,875

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp., 2.90%, 8/15/24	811	$620,172

Occidental Petroleum Corp., 3.125%, 2/15/22	127	116,230

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(3)	1,987	1,551,131

Occidental Petroleum Corp., 3.45%, 7/15/24	2,046	1,442,430

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	10,260	9,103,698

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	9,390	8,485,743

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	6,671	5,734,725

PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(2)	13,724	9,855,891

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	10,732,030

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	13,365	8,982,282

Precision Drilling Corp., 6.50%, 12/15/21	979	750,935

Precision Drilling Corp., 7.125%, 1/15/26(2)	3,570	1,453,347

Precision Drilling Corp., 7.75%, 12/15/23	1,651	738,492

Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	15,960	12,827,850

Seven Generations Energy, Ltd., 6.875%, 6/30/23(2)	5,520	5,030,376

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	18,610	5,862,150

SM Energy Co., 5.00%, 1/15/24	447	144,247

SM Energy Co., 5.625%, 6/1/25	4,023	1,155,808

SM Energy Co., 6.125%, 11/15/22	2,093	851,956

SM Energy Co., 6.625%, 1/15/27	3,712	999,270

SM Energy Co., 6.75%, 9/15/26	7,018	1,962,233

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	6,922,287

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)	4,406	3,043,665

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	5,754,690

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	4,107	3,721,969

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29	8,212	7,582,550

Tervita Corp., 7.625%, 12/1/21(2)	18,857	12,552,162

Transocean Guardian, Ltd., 5.875%, 1/15/24(2)	6,100	4,757,747

Transocean Pontus, Ltd., 6.125%, 8/1/25(2)	4,167	3,437,486

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)	2,104	1,683,200

Transocean, Inc., 7.25%, 11/1/25(2)	9,132	3,675,630

Transocean, Inc., 7.50%, 1/15/26(2)	4,115	1,604,850

Western Midstream Operating, L.P., 4.05%, 2/1/30	7,068	6,484,890

Western Midstream Operating, L.P., 4.50%, 3/1/28	1,247	1,105,154

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

WPX Energy, Inc., 5.25%, 10/15/27	2,712	$2,372,051

		$406,536,080

Entertainment & Film — 0.4%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	6,683	$1,537,090

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(2)	10,277	9,146,530

Live Nation Entertainment, Inc., 4.75%, 10/15/27(2)	7,668	6,591,720

		$17,275,340

Environmental — 1.4%

Clean Harbors, Inc., 4.875%, 7/15/27(2)	4,075	$4,241,973

Clean Harbors, Inc., 5.125%, 7/15/29(2)	4,445	4,554,347

Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,731,244

Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,013,686

Covanta Holding Corp., 6.00%, 1/1/27	5,280	5,106,288

GFL Environmental, Inc., 4.25%, 6/1/25(2)	11,354	11,439,155

GFL Environmental, Inc., 7.00%, 6/1/26(2)	6,000	6,289,200

GFL Environmental, Inc., 8.50%, 5/1/27(2)	20,923	22,928,260

Waste Pro USA, Inc., 5.50%, 2/15/26(2)	1,911	1,902,974

		$68,207,127

Food & Drug Retail — 0.9%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(2)	7,881	$8,038,620

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25	9,509	9,816,141

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(2)	7,375	7,738,956

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(2)	4,000	4,388,800

Murphy Oil USA, Inc., 4.75%, 9/15/29	5,305	5,487,227

Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	10,398,636

		$45,868,380

Food, Beverage & Tobacco — 2.0%

Central Garden & Pet Co., 5.125%, 2/1/28	7,758	$7,890,662

Central Garden & Pet Co., 6.125%, 11/15/23	7,150	7,273,695

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(2)	18,227	18,539,593

Kraft Heinz Foods Co., 4.375%, 6/1/46	33,091	31,573,222

Performance Food Group, Inc., 5.50%, 10/15/27(2)	6,896	6,594,783

Performance Food Group, Inc., 6.875%, 5/1/25(2)	9,425	9,637,063

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco (continued)

Post Holdings, Inc., 5.00%, 8/15/26(2)	5,851	$5,856,266

US Foods, Inc., 5.875%, 6/15/24(2)	13,645	13,067,816

		$100,433,100

Gaming — 3.0%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)	18,909	$14,967,419

Eldorado Resorts, Inc., 6.00%, 4/1/25	5,470	5,279,644

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)	4,000	3,389,200

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	4,507	4,511,056

GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	3,452	3,420,242

Golden Nugget, Inc., 6.75%, 10/15/24(2)	12,712	9,994,810

Golden Nugget, Inc., 8.75%, 10/1/25(2)	4,242	2,402,033

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,555,175

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	11,739,817

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	4,084	4,147,915

MGM Resorts International, 7.75%, 3/15/22	13,100	13,383,484

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(2)	11,985	12,376,310

Studio City Co., Ltd., 7.25%, 11/30/21(2)	6,755	6,740,477

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(2)	8,359	7,813,157

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(2)	8,359	7,645,977

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(2)	12,627	11,859,152

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(2)	12,027	11,165,867

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)	10,852	9,305,861

		$146,697,596

Healthcare — 11.8%

Avantor, Inc., 9.00%, 10/1/25(2)	1,376	$1,499,427

Bausch Health Americas, Inc., 8.50%, 1/31/27(2)	18,651	20,647,590

Bausch Health Americas, Inc., 9.25%, 4/1/26(2)	4,735	5,232,175

Bausch Health Cos., Inc., 5.00%, 1/30/28(2)	8,013	7,710,910

Security		Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Bausch Health Cos., Inc., 5.25%, 1/30/30(2)		15,985	$15,905,075

Bausch Health Cos., Inc., 5.50%, 3/1/23(2)		1,403	1,395,985

Bausch Health Cos., Inc., 5.50%, 11/1/25(2)		7,041	7,354,324

Bausch Health Cos., Inc., 5.75%, 8/15/27(2)		2,927	3,100,278

Bausch Health Cos., Inc., 5.875%, 5/15/23(2)		350	347,918

Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		2,420	2,458,297

Bausch Health Cos., Inc., 6.50%, 3/15/22(2)		10,220	10,447,906

Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		18,304	19,089,059

Bausch Health Cos., Inc., 7.00%, 1/15/28(2)		3,834	3,995,603

Bausch Health Cos., Inc., 7.25%, 5/30/29(2)		4,201	4,502,548

Bausch Health Cos., Inc., 9.00%, 12/15/25(2)		16,210	17,758,055

Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(4)	EUR	8,553	8,769,849

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)		16,390	16,752,219

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(2)		4,854	4,973,651

Centene Corp., 3.375%, 2/15/30(2)		11,545	11,681,808

Centene Corp., 4.25%, 12/15/27(2)		7,680	8,070,912

Centene Corp., 4.625%, 12/15/29(2)		14,039	15,437,986

Centene Corp., 4.75%, 1/15/25		18,525	19,053,889

Centene Corp., 5.25%, 4/1/25(2)		21,207	22,214,332

Centene Corp., 5.375%, 6/1/26(2)		18,665	19,863,480

Centene Corp., 5.375%, 8/15/26(2)		12,119	13,021,865

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(2)		4,137	4,070,477

Charles River Laboratories International, Inc., 4.25%, 5/1/28(2)		3,726	3,775,928

Charles River Laboratories International, Inc., 5.50%, 4/1/26(2)		3,595	3,717,949

Encompass Health Corp., 4.50%, 2/1/28		3,720	3,744,366

Encompass Health Corp., 4.75%, 2/1/30		14,460	14,529,119

Grifols S.A., 2.25%, 11/15/27(4)	EUR	14,415	15,480,738

HCA, Inc., 3.50%, 9/1/30		11,671	11,152,757

HCA, Inc., 5.00%, 3/15/24		4,635	5,068,386

HCA, Inc., 5.25%, 6/15/26		8,825	9,853,081

HCA, Inc., 5.375%, 9/1/26		11,055	12,036,684

HCA, Inc., 5.625%, 9/1/28		13,635	15,171,392

HCA, Inc., 5.875%, 2/15/26		13,250	14,773,750

HCA, Inc., 5.875%, 2/1/29		7,681	8,825,085

Hologic, Inc., 4.375%, 10/15/25(2)		5,535	5,589,243

IQVIA, Inc., 5.00%, 5/15/27(2)		4,248	4,388,142

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)		29,096	29,641,550

LifePoint Health, Inc., 4.375%, 2/15/27(2)		10,611	10,040,659

LifePoint Health, Inc., 6.75%, 4/15/25(2)		5,625	5,810,063

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)		51,879	46,559,846

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Healthcare (continued)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(2)		21,075	$22,683,022

Select Medical Corp., 6.25%, 8/15/26(2)		7,477	7,174,929

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		4,194	2,336,477

Teleflex, Inc., 4.625%, 11/15/27		7,455	7,676,041

Teleflex, Inc., 4.875%, 6/1/26		3,585	3,664,229

Tenet Healthcare Corp., 4.625%, 9/1/24(2)		1,949	1,919,765

Tenet Healthcare Corp., 4.875%, 1/1/26(2)		11,694	11,617,404

Tenet Healthcare Corp., 5.125%, 11/1/27(2)		11,694	11,584,661

Tenet Healthcare Corp., 6.75%, 6/15/23		4,275	4,292,955

Tenet Healthcare Corp., 8.125%, 4/1/22		19,000	19,232,750

			$577,696,589

Homebuilders & Real Estate — 2.4%

AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)		6,250	$5,907,312

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(2)		11,701	9,415,795

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(2)		3,844	3,168,801

ESH Hospitality, Inc., 4.625%, 10/1/27(2)		10,175	9,233,812

ESH Hospitality, Inc., 5.25%, 5/1/25(2)		15,150	14,319,780

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		5,461	5,317,649

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)		9,443	8,746,579

M/I Homes, Inc., 4.95%, 2/1/28(2)		8,471	7,465,069

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		10,810	10,132,213

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(2)		10,736	9,323,679

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(2)		7,927	7,230,217

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(2)		5,898	5,460,368

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		1,569	1,533,541

Vivion Investments S.a.r.l., 3.00%, 8/8/24(4)	EUR	20,200	19,737,044

Vivion Investments S.a.r.l., 3.50%, 11/1/25(4)	EUR	1,900	1,875,881

			$118,867,740

Hotels — 0.4%

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		10,600	$10,366,005

Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(2)		3,972	4,001,790

Security	Principal Amount* (000’s omitted)	Value

Hotels (continued)

Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(2)	5,983	$6,087,703

		$20,455,498

Insurance — 2.1%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(2)	24,170	$24,224,382

AmWINS Group, Inc., 7.75%, 7/1/26(2)	10,081	10,455,005

GTCR AP Finance, Inc., 8.00%, 5/15/27(2)	17,647	16,625,239

Hub International, Ltd., 7.00%, 5/1/26(2)	35,781	35,521,588

USI, Inc., 6.875%, 5/1/25(2)	18,000	18,157,500

		$104,983,714

Leisure — 1.4%

Carnival Corp., 11.50%, 4/1/23(2)	12,016	$12,582,992

Merlin Entertainments, Ltd., 5.75%, 6/15/26(2)	14,978	14,260,554

NCL Corp, Ltd., 3.625%, 12/15/24(2)	8,076	5,239,305

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(2)	11,462	9,585,097

Vail Resorts, Inc., 6.25%, 5/15/25(1)(2)	1,593	1,652,738

Viking Cruises, Ltd., 5.875%, 9/15/27(2)	31,551	21,622,847

Viking Cruises, Ltd., 6.25%, 5/15/25(2)	8,680	5,857,264

		$70,800,797

Metals & Mining — 2.9%

Arconic Corp., 6.125%, 2/15/28(2)	18,916	$18,117,745

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(2)	22,442	19,686,122

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(2)	3,633	3,605,753

Constellium SE, 5.875%, 2/15/26(2)	8,394	8,090,137

Eldorado Gold Corp., 9.50%, 6/1/24(2)	6,928	7,394,254

First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)	5,459	4,812,927

First Quantum Minerals, Ltd., 7.25%, 4/1/23(2)	7,613	6,949,146

First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)	11,684	10,371,887

Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,953,152

Freeport-McMoRan, Inc., 5.45%, 3/15/43	8,998	8,339,796

Howmet Aerospace, Inc., 6.875%, 5/1/25	13,980	14,310,963

Hudbay Minerals, Inc., 7.25%, 1/15/23(2)	7,640	7,011,228

New Gold, Inc., 6.25%, 11/15/22(2)	8,434	8,444,542

New Gold, Inc., 6.375%, 5/15/25(2)	6,669	6,450,924

Novelis Corp., 4.75%, 1/30/30(2)	9,498	8,497,861

Novelis Corp., 5.875%, 9/30/26(2)	7,032	6,872,374

		$144,908,811

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Paper — 0.5%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(2)	21,204	$22,343,715

		$22,343,715

Railroad — 0.5%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)	25,980	$25,325,304

		$25,325,304

Restaurant — 0.8%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(2)	4,829	$4,706,150

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(2)	7,702	7,483,263

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(2)	21,520	21,739,504

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(2)	2,861	3,025,508

Yum! Brands, Inc., 7.75%, 4/1/25(2)	2,329	2,544,724

		$39,499,149

Services — 2.4%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(2)	7,003	$7,232,698

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(2)	8,490	8,624,142

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(2)	4,995	4,981,513

frontdoor, Inc., 6.75%, 8/15/26(2)	9,290	9,704,334

Garda World Security Corp., 9.50%, 11/1/27(2)	10,343	10,391,095

Gartner, Inc., 5.125%, 4/1/25(2)	3,520	3,648,304

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(2)	12,762	12,251,520

IAA, Inc., 5.50%, 6/15/27(2)	3,924	3,933,614

IHS Markit, Ltd., 5.00%, 11/1/22(2)	4,300	4,620,138

KAR Auction Services, Inc., 5.125%, 6/1/25(2)	5,969	5,179,361

Korn Ferry, 4.625%, 12/15/27(2)	2,707	2,556,762

Maxim Crane Works Holdings Capital, LLC, 10.125%, 8/1/24(2)	1,186	1,124,565

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)	3,863	3,910,515

Sabre GLBL, Inc., 5.375%, 4/15/23(2)	4,325	4,044,740

Sabre GLBL, Inc., 9.25%, 4/15/25(2)	8,938	9,485,452

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,654,931

TMS International Holding Corp., 7.25%, 8/15/25(2)	3,930	2,961,452

Univar Solutions USA, Inc., 5.125%, 12/1/27(2)	3,345	3,335,467

		$118,640,603

Security	Principal Amount* (000’s omitted)	Value

Steel — 0.8%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$6,296,662

Allegheny Technologies, Inc., 5.875%, 12/1/27	11,765	9,794,363

Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	11,622,944

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(2)	15,033	12,887,791

		$40,601,760

Super Retail — 1.1%

Asbury Automotive Group, Inc., 4.50%, 3/1/28(2)	1,024	$866,253

Asbury Automotive Group, Inc., 4.75%, 3/1/30(2)	1,433	1,209,595

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(2)	11,651	11,884,020

L Brands, Inc., 6.75%, 7/1/36	1,767	1,283,725

L Brands, Inc., 6.875%, 11/1/35	10,106	7,487,030

L Brands, Inc., 7.60%, 7/15/37	1,923	1,151,108

Lithia Motors, Inc., 4.625%, 12/15/27(2)	3,872	3,683,240

Nordstrom, Inc., 8.75%, 5/15/25(2)	3,049	3,274,449

PVH Corp., 7.75%, 11/15/23	13,090	14,156,886

Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	2,623,845

William Carter Co. (The), 5.625%, 3/15/27(2)	5,782	5,895,096

		$53,515,247

Technology — 4.7%

Alliance Data Systems Corp., 4.75%, 12/15/24(2)	8,162	$6,090,892

CDK Global, Inc., 5.25%, 5/15/29(2)	8,876	9,081,479

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(2)	3,887	4,247,035

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(2)	6,040	6,059,026

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(2)	20,410	22,121,143

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(2)	7,814	8,564,268

Dell International, LLC/EMC Corp., 6.20%, 7/15/30(2)	3,906	4,336,245

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)	22,620	23,510,097

EIG Investors Corp., 10.875%, 2/1/24	19,705	17,090,146

Entegris, Inc., 4.375%, 4/15/28(2)	8,130	8,180,812

Entegris, Inc., 4.625%, 2/10/26(2)	5,107	5,143,260

Expedia Group, Inc., 6.25%, 5/1/25(1)(2)	4,112	4,199,904

Expedia Group, Inc., 7.00%, 5/1/25(1)(2)	2,055	2,095,387

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(2)	11,559	11,930,622

Infor (US), Inc., 6.50%, 5/15/22	16,138	16,224,338

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(2)	13,740	13,948,848

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

MTS Systems Corp., 5.75%, 8/15/27(2)		2,666	$2,491,644

Open Text Corp., 3.875%, 2/15/28(2)		7,623	7,468,158

Open Text Holdings, Inc., 4.125%, 2/15/30(2)		6,669	6,518,281

Presidio Holdings, Inc., 4.875%, 2/1/27(2)		2,659	2,613,265

Presidio Holdings, Inc., 8.25%, 2/1/28(2)		7,566	7,513,416

PTC, Inc., 3.625%, 2/15/25(2)		3,794	3,758,906

PTC, Inc., 4.00%, 2/15/28(2)		3,812	3,759,585

Riverbed Technology, Inc., 8.875%, 3/1/23(2)		15,797	9,715,155

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(2)		16,158	16,758,270

SS&C Technologies, Inc., 5.50%, 9/30/27(2)		3,828	3,941,692

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(2)		3,641	3,563,993

			$230,925,867

Telecommunications — 8.7%

Altice Financing S.A., 2.25%, 1/15/25(4)	EUR	13,160	$13,546,724

Altice Financing S.A., 7.50%, 5/15/26(2)		8,407	8,824,408

Altice Finco S.A., 4.75%, 1/15/28(4)	EUR	17,784	16,711,855

Altice France Holding S.A., 4.00%, 2/15/28(4)	EUR	10,800	10,222,041

Altice France Holding S.A., 6.00%, 2/15/28(2)		6,436	5,921,120

Altice France Holding S.A., 10.50%, 5/15/27(2)		11,966	12,954,392

Altice France S.A., 3.375%, 1/15/28(4)	EUR	8,000	8,262,793

Altice France S.A., 5.50%, 1/15/28(2)		6,163	6,252,672

Altice France S.A., 7.375%, 5/1/26(2)		14,192	14,896,633

Altice France S.A., 8.125%, 2/1/27(2)		23,848	25,932,315

CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,073,552

CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,390,005

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(2)		19,559	18,740,456

Digicel, Ltd., 6.00%, 4/15/21(2)		13,265	8,091,783

Equinix, Inc., 5.875%, 1/15/26		13,010	13,572,032

Frontier California, Inc., 6.75%, 5/15/27(8)		2,855	2,603,474

Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	6,962,065

Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,527,502

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23(8)		6,875	3,769,734

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(2)(8)		8,090	8,348,880

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(2)(8)		8,704	5,093,581

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(2)		5,851	6,053,737

Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,746,877

Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,107,830

Sable International Finance, Ltd., 5.75%, 9/7/27(2)		5,998	6,055,581

SBA Communications Corp., 4.00%, 10/1/22		7,385	7,470,297

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

SBA Communications Corp., 4.875%, 9/1/24	3,320	$3,459,573

Sprint Capital Corp., 6.875%, 11/15/28	7,053	8,527,077

Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,596,737

Sprint Communications, Inc., 7.00%, 8/15/20	4,317	4,367,293

Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,428,095

Sprint Corp., 7.125%, 6/15/24	7,445	8,395,726

Sprint Corp., 7.25%, 9/15/21	6,650	7,004,445

Sprint Corp., 7.625%, 2/15/25	14,960	17,373,796

Sprint Corp., 7.625%, 3/1/26	6,584	7,813,562

Sprint Corp., 7.875%, 9/15/23	42,779	48,340,270

T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	7,006,611

T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,503,977

T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,249,574

T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,678,058

Telecom Italia Capital S.A., 6.00%, 9/30/34	4,003	4,169,925

Telecom Italia SpA, 5.303%, 5/30/24(2)	9,431	9,867,089

ViaSat, Inc., 5.625%, 4/15/27(2)	8,549	8,460,518

Zayo Group Holdings, Inc., 6.125%, 3/1/28(2)	8,053	7,627,963

		$426,002,628

Transport Excluding Air & Rail — 0.5%

XPO Logistics, Inc., 6.125%, 9/1/23(2)	4,378	$4,455,490

XPO Logistics, Inc., 6.25%, 5/1/25(2)	9,083	9,219,245

XPO Logistics, Inc., 6.50%, 6/15/22(2)	11,486	11,583,057

		$25,257,792

Utility — 3.7%

AES Corp. (The), 4.00%, 3/15/21	3,920	$3,932,348

AES Corp. (The), 5.125%, 9/1/27	2,939	3,077,574

AES Corp. (The), 5.50%, 4/15/25	2,379	2,453,344

AES Corp. (The), 6.00%, 5/15/26	20,135	21,148,797

Calpine Corp., 4.50%, 2/15/28(2)	8,179	7,956,122

Calpine Corp., 5.125%, 3/15/28(2)	11,510	11,294,187

Calpine Corp., 5.25%, 6/1/26(2)	7,245	7,411,490

Calpine Corp., 5.50%, 2/1/24	1,875	1,870,313

Calpine Corp., 5.75%, 1/15/25	21,322	21,347,800

Drax Finco PLC, 6.625%, 11/1/25(2)	5,877	6,025,100

Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(2)	14,396	15,287,112

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)	4,750	4,845,950

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(2)	6,122	6,318,210

NRG Energy, Inc., 5.25%, 6/15/29(2)	4,920	5,293,428

NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,799,148

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

NRG Energy, Inc., 7.25%, 5/15/26	12,781	$13,799,007

TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)	4,625	4,767,219

TerraForm Power Operating, LLC, 4.75%, 1/15/30(2)	5,000	5,135,500

TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)	10,822	11,403,033

Vistra Energy Corp., 8.125%, 1/30/26(2)	8,770	9,241,387

Vistra Operations Co., LLC, 4.30%, 7/15/29(2)	1,473	1,466,810

Vistra Operations Co., LLC, 5.00%, 7/31/27(2)	9,285	9,512,947

		$182,386,826

Total Corporate Bonds & Notes (identified cost $4,400,315,855)		$4,122,186,796

Senior Floating-Rate Loans — 7.0%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%

TransDigm, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 5/30/25	$5,247	$4,612,502

		$4,612,502

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$4,738	$4,059,684

		$4,059,684

Capital Goods — 0.1%

Welbilt, Inc., Term Loan, Maturing 10/23/25(10)	$6,466	$5,301,985

		$5,301,985

Food, Beverage & Tobacco — 0.7%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$25,330	$25,092,740

HLF Financing S.a.r.l., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	11,702	11,037,723

		$36,130,463

Gaming — 1.2%

Golden Nugget, LLC, Term Loan, Maturing 10/4/23(10)	$1,663	$1,712,890

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming (continued)

Lago Resort & Casino, LLC, Term Loan, 10.57%, (6 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$10,786	$9,437,790

Peninsula Pacific Entertainment, LLC, Term Loan, 8.32%, (6 mo. USD LIBOR + 7.25%), Maturing 11/13/24	8,943	7,825,125

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	24,233	24,051,501

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	6,813	5,961,623

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(11)	494	432,002

Stars Group Holdings B.V. (The), Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	11,357	11,243,357

		$60,664,288

Healthcare — 0.7%

Elanco Animal Health, Inc., Term Loan, Maturing 2/4/27(10)	$7,281	$7,042,690

Envision Healthcare Corporation, Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	10,070	7,074,012

National Mentor Holdings, Inc., Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing 3/9/26(12)	10,579	10,103,198

National Mentor Holdings, Inc., Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26	480	458,848

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	9,388	8,731,048

		$33,409,796

Insurance — 1.5%

Asurion, LLC, Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$66,528	$64,172,134

Sedgwick Claims Management Services, Inc., Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,574	10,694,826

		$74,866,960

Metals & Mining — 0.2%

GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	$11,247	$10,234,554

		$10,234,554

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Restaurant — 0.2%

IRB Holding Corp., Term Loan, Maturing 2/5/25(10)	$10,000	$8,785,000

		$8,785,000

Services — 0.3%

AlixPartners, LLP, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$14,418	$13,963,907

		$13,963,907

Steel — 0.2%

Big River Steel, LLC, Term Loan, 6.45%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,414	$7,544,780

		$7,544,780

Super Retail — 0.6%

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$30,791	$29,960,017

		$29,960,017

Technology — 1.0%

Presidio, Inc., Term Loan, 4.27%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27	$3,000	$2,856,249

EIG Investors Corp., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	18,051	16,742,241

Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 2/1/22	17,940	17,690,045

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	14,237	13,747,990

		$51,036,525

Telecommunications — 0.1%

Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(14)	$5,420	$5,437,615

		$5,437,615

Total Senior Floating-Rate Loans (identified cost $361,747,192)		$346,008,076

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$7,485	$6,788,222

Total Convertible Bonds (identified cost $6,645,616)		$6,788,222

Common Stocks — 0.4%
Security	Shares	Value

Broadcasting — 0.0%(13)

iHeartMedia, Inc., Class A(15)(16)	177,636	$1,247,005

		$1,247,005

Consumer Products — 0.0%(13)

HF Holdings, Inc.(15)(17)(18)	3,400	$20,234

		$20,234

Diversified Media — 0.0%(13)

Clear Channel Outdoor Holdings, Inc.(15)(16)	139,418	$134,510

		$134,510

Energy — 0.2%

Ascent CNR Corp., Class A(15)(17)(18)	32,029,863	$7,911,376

Nine Point Energy Holdings, Inc.(15)(17)(18)	157,059	0

		$7,911,376

Environmental — 0.1%

GFL Environmental, Inc.	300,300	$5,195,190

		$5,195,190

Gaming — 0.1%

Caesars Entertainment Corp.(15)	499,170	$4,821,982

New Cotai Participation Corp., Class B(15)(17)(18)	36	0

		$4,821,982

Total Common Stocks (identified cost $21,623,390)		$19,330,297

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(7)(15)(17)(18)	2,928	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	80,066	$3,924,035

		$3,924,035

Total Convertible Preferred Stocks (identified cost $6,931,300)		$3,924,035

Exchange-Traded Funds — 1.2%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	600,000	$59,418,000

Total Exchange-Traded Funds (identified cost $60,480,000)		$59,418,000

Miscellaneous — 0.3%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(17)	11,599,560	$0

		$0

Gaming — 0.3%

PGP Investors, LLC, Membership Interests(15)(17)(18)	45,488	$16,375,781

		$16,375,781

Total Miscellaneous (identified cost $3,629,010)		$16,375,781

Short-Term Investments — 7.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(19)	357,459,372	$357,459,372

Total Short-Term Investments (identified cost $357,375,286)		$357,459,372

Total Investments — 100.3% (identified cost $5,218,747,649)		$4,931,490,579

Less Unfunded Loan Commitments — (0.0)%(13)		$(493,716)

Net Investments — 100.3% (identified cost $5,218,253,933)		$4,930,996,863

Other Assets, Less Liabilities — (0.3)%		$(16,601,017)

Net Assets — 100.0%		$4,914,395,846

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $2,731,865,591 or 55.6% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $162,147,460 or 3.3% of the Portfolio’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $432,002.

(12)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Fixed-rate loan.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(18)	Restricted security (see Note 5).

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	60,920,881	EUR	56,102,000	Bank of America, N.A.	7/31/20	$—	$(670,111)

USD	60,920,228	EUR	56,103,000	Goldman Sachs International	7/31/20	—	(671,862)

USD	34,559,210	EUR	31,825,909	State Street Bank and Trust Company	7/31/20	—	(380,530)

						$—	$(1,722,503)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $4,860,878,647)	$4,573,537,491

Affiliated investment, at value (identified cost, $357,375,286)	357,459,372

Cash	990,971

Deposits for derivatives collateral – forward foreign currency exchange contracts	2,290,018

Foreign currency, at value (identified cost, $26)	24

Interest receivable	73,267,456

Dividends receivable from affiliated investment	119,619

Receivable for investments sold	43,641,995

Tax reclaims receivable	300

Total assets	$5,051,307,246

Liabilities

Cash collateral due to brokers	$2,290,018

Payable for investments purchased	100,088,197

Payable for when-issued securities	29,681,606

Payable for open forward foreign currency exchange contracts	1,722,503

Payable to affiliate:

Investment adviser fee	2,198,423

Accrued expenses	930,653

Total liabilities	$136,911,400

Net Assets applicable to investors’ interest in Portfolio	$4,914,395,846

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$133,915,822

Dividends from affiliated investment	1,629,421

Dividends (net of foreign taxes, $450)	396,233

Total investment income	$135,941,476

Expenses

Investment adviser fee	$14,030,499

Trustees’ fees and expenses	45,208

Custodian fee	459,532

Legal and accounting services	49,401

Miscellaneous	11,122

Total expenses	$14,595,762

Net investment income	$121,345,714

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(44,945,361)

Investment transactions — affiliated investment	(33,186)

Foreign currency transactions	(139,708)

Forward foreign currency exchange contracts	5,241,890

Net realized loss	$(39,876,365)

Change in unrealized appreciation (depreciation) —

Investments	$(390,349,165)

Investments — affiliated investment	64,670

Foreign currency	(5,821)

Forward foreign currency exchange contracts	(1,298,736)

Net change in unrealized appreciation (depreciation)	$(391,589,052)

Net realized and unrealized loss	$(431,465,417)

Net decrease in net assets from operations	$(310,119,703)

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$121,345,714	$253,980,962

Net realized loss	(39,876,365)	(46,978,400)

Net change in unrealized appreciation (depreciation)	(391,589,052)	149,019,590

Net increase (decrease) in net assets from operations	$(310,119,703)	$356,022,152

Capital transactions —

Contributions	$695,925,794	$504,391,044

Withdrawals	(324,269,953)	(698,714,014)

Net increase (decrease) in net assets from capital transactions	$371,655,841	$(194,322,970)

Net increase in net assets	$61,536,138	$161,699,182

Net Assets

At beginning of period	$4,852,859,708	$4,691,160,526

At end of period	$4,914,395,846	$4,852,859,708

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.62	%(2)	0.62%	0.62%	0.61%	0.61%	0.62%

Net investment income	5.13	%(2)	5.47%	5.49%	5.51%	5.79%	5.78%

Portfolio Turnover	27	%(3)	38%	39%	41%	34%	36%

Total Return	(6.40	)%(3)	8.08%	0.50%	7.94%	7.42%	0.28%

Net assets, end of period (000’s omitted)	$4,914,396		$4,852,860	$4,691,161	$5,715,435	$6,492,434	$5,605,271

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

32	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Income Fund of Boston held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

33

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

34

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $14,030,499 or 0.59% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd., an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,659,102,358 and $1,238,502,861, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,231,346,709

Gross unrealized appreciation	$95,963,094

Gross unrealized depreciation	(398,035,443)

Net unrealized depreciation	$(302,072,349)

5  Restricted Securities

At April 30, 2020, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,911,376

HF Holdings, Inc.	10/27/09	3,400	182,613	20,234

New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	0

Total Common Stocks			$8,522,302	$7,931,610

35

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Shares	Cost	Value

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$3,629,010	$16,375,781

Total Miscellaneous			$3,629,010	$16,375,781

Total Restricted Securities			$15,079,312	$24,307,391

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $1,722,503. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

36

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$ —	$(1,722,503	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(1,722,503)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(670,111)	$—	$—	$—	$(670,111)

Goldman Sachs International	(671,862)	—	—	—	(671,862)

State Street Bank and Trust Company	(380,530)	—	—	—	(380,530)

	$(1,722,503)	$—	$—	$—	$(1,722,503)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$5,241,890	$(1,298,736)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $189,300,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

37

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $357,459,372, which represents 7.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$241,183,697	$999,873,418	$(883,629,227)	$(33,186)	$64,670	$357,459,372	$1,629,421	357,459,372

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,122,186,796	$—	$4,122,186,796

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	345,514,360	—	345,514,360

Convertible Bonds	—	6,788,222	—	6,788,222

Common Stocks	11,398,687	—	7,931,610	19,330,297

Convertible Preferred Stocks	3,924,035	—	0	3,924,035

Exchange-Traded Funds	59,418,000	—	—	59,418,000

Miscellaneous	—	—	16,375,781	16,375,781

Short-Term Investments	—	357,459,372	—	357,459,372

Total Investments	$74,740,722	$4,831,948,750	$24,307,391	$4,930,996,863

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,722,503)	$—	$(1,722,503)

Total	$—	$(1,722,503)	$—	$(1,722,503)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

38

Boston Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

12  Termination of Portfolio

In February 2020, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interestholder as of the close of business on June 12, 2020.

39

Eaton Vance

Income Fund of Boston

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

40

Eaton Vance

Income Fund of Boston

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) may invest, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management,

41

Eaton Vance

Income Fund of Boston

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment research, and similar services to the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered that at its meeting held on February 5 and 6, 2020, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board further considered that, in connection with the Restructuring, the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for the Fund with the Adviser (the “Fund Agreement”), which was in its initial two-year term. The Board noted that its approval of the Fund Agreement allows the Adviser to manage the assets of the Fund directly, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio. The Board also noted that the termination of the Portfolio was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

42

Eaton Vance

Income Fund of Boston

April 30, 2020

Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

43

Eaton Vance

Income Fund of Boston

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Boston Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Boston Income Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020